Share-based awards (Details) - Schedule of compensation expense recognized for share-based awards - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	$ 1,711	$ 6,706
Restricted Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	440	4,637
Share Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	$ 1,271	$ 2,069